BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2025
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2025 and 2024 is as follows:

	2025		2024
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	25,903,872	18,079,034	17,379,490	28,772,012
Associates with significant influence:
Link	48,050	-	38,932	-
TGU (liquidated)	-	-	-	-
Other related companies:
CT Barragan S.A.	34,330	-	40,526	-
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A. (2)	71,976,141	10,341,529	2,969,665	14,679,587
Transener S.A.	68,585	32	63,964	-
Total	98,030,978	28,420,595	20,492,577	43,451,599

(1)	Accounts payable includes Ps. 7,423,443 and Ps. 15,180,809 corresponding to the financial leasing recorded as “Loans” as of December 31, 2025 and 2024, respectively.
(2)	Accounts receivable as of December 31, 2025 and 2024 includes Ps. 71,941,018 and Ps. 2,789,309, respectively, recorded in “Other Credits”.

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2025, 2024 and 2023 is as follows:

Year ended December 31, 2025:

	Revenues				Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Telecommunications	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	136	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	29,318,365	14,755,983	95,856,234	233,981	44,632,804	32,931,332	-	911,655	-	-
Associates with significant influence:
Link	-	-	394,520	-	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	-	82,377	-	-	-	-	-	-
Transener S.A.	-	-	339	-	-	-	-	-	-	-
CT Barragán S.A.	-	-	147,935	-	-	-	-	-	1,022,407	-
Fundación TGS	-	-	-	-	-	-	-	-	-	867,143
Total	29,318,365	14,755,983	96,399,028	316,358	44,632,804	32,931,332	136	911,655	1,022,407	867,143
(1) Corresponds to donations expenses.

Additionally, during the year ended December 31, 2025, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 85,972,947 which are activated within the balance of advances to suppliers.

Year ended December 31, 2024:

	Revenues				Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Telecommunications	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	191	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	22,477,232	21,178,139	65,121,669	142,899	45,450,778	34,736,319	-	1,796,092	-	-
Associates with significant influence:
Link	-	-	397,531	-	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	135,502	150,831	-	-	-	-	-	-
Transener S.A.	-	-	495	-	-	-	-	-	-	-
CT Barragán S.A.	-	-	169,493	-	-	-	-	-	1,031,832	-
Comercializadora e Inversora S.A.	2,771,782	-	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	-	711,475
Total	25,249,014	21,178,139	65,824,690	293,730	45,450,778	34,736,319	191	1,796,092	1,031,832	711,475
(1) Corresponds to donations expenses.

Additionally, during the year ended December 31, 2024, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 172,763,578 which are activated within the balance of advances to suppliers.

Year ended December 31, 2023:

	Revenues				Costs			Financial results
Company	Natural Gas Transportation	Liquids Production and Commercialization	Midstream	Telecommunications	Gas purchase and others	Compensation for technical assistance	Revenues from administrative services and others	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	627	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	9,913,962	24,652,572	50,383,525	127,559	47,331,089	17,412,376	-	2,628,360	-	-
Associates with significant influence:
Link	-	-	404,491	-	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	-	152,600	-	-	-	-	-	-
Transener S.A.	-	-	1,698	-	-	-	-	-	-	-
CT Barragán S.A.	-	-	171,567	-	-	-	-	-	19,509,101	-
Comercializadora e Inversora S.A.	2,006,707	-	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	-	405,223
Total	11,920,669	24,652,572	50,961,281	280,159	47,331,089	17,412,376	627	2,628,360	19,509,101	405,223
(1) Corresponds to donations expenses.